UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN J. CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS

FEG Absolute Access Fund LLC (the “Company”)
Six Months Ended September 30, 2020
(unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Company’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Company communications electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-888-268-0333.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Company, you can call 1-888-268-0333 to inform the Company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2020
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	17

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2020
(unaudited)

Assets
Cash	$346,858
Short-term investments (cost $3,829,792)	3,829,792
Investments in Portfolio Funds, at fair value (cost $106,399,413)	121,562,332
Receivable for Portfolio Funds sold	13,667,857
Prepaid expenses and other assets	54
Total assets	$139,406,893

Liabilities and members’ capital
Capital withdrawals payable	$246,157
Management fee payable	197,074
Professional fees payable	82,001
Accounting and administration fees payable	81,434
Line of credit fees payable	6,250
Directors fees payable	6,000
Other liabilities	89,110
Total liabilities	708,026
Members’ capital	138,698,867
Total liabilities and members’ capital	$139,406,893

Components of members’ capital
Paid-in capital	$74,670,805
Accumulated earnings	64,028,062
Members’ capital	$138,698,867

Units issued and outstanding (unlimited units authorized)	109,825
Net Asset Value per unit	$1,262.90

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2020
(unaudited)

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)		Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
Atalan Partners, L.P.	11/2018	$7,273,953	$8,826,427	6.4%	Quarterly	(6)	60 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	6,631	24,645	0.0	Quarterly	(7)	120 days
Davidson Kempner Institutional Partners, L.P.	7/2020	2,000,000	2,087,475	1.5	Quarterly		65 days
Eton Park Fund, L.P., Class B(4)	6/2009	21,805	35,546	0.0	Quarterly		65 days
Farallon Capital Partners, L.P.(4)	4/2008	41,511	31,406	0.0	Annually	(5)	60 days
Fir Tree Capital Opportunity Fund, L.P.	4/2011	2,079,379	2,337,407	1.6	Annually	(5)	90 days
GSO Special Situations Fund, L.P.(4)	4/2008	8,120	34,798	0.0	Semi-Annually	(5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11/2009	8,438,875	12,262,581	8.8	Quarterly		90 days
Highfields Capital II, L.P.(4)	7/2008	5,273	3,445	0.0	Annually	(7)	60 days
Indaba Capital Partners, L.P.	6/2019	8,879,330	9,647,654	7.0	Quarterly		90 days
Junto Capital Partners, L.P.	11/2018	8,586,827	9,877,974	7.1	Quarterly	(8)	45 days
Lion Point Associates, L.P.	2/2018	4,000,000	4,257,567	3.1	Semi-Annually		60 days
Nut Tree Onshore Fund, L.P.	6/2019	2,494,041	2,682,387	1.9	Quarterly		75 days
Renaissance Institutional Equities Fund LLC	1/2020	10,000,000	8,315,427	6.0	Monthly		30 days
Sculptor Asia Domestic Partners, L.P.(4)	4/2013	480,528	839,286	0.6	Quarterly	(5)	45 days
Securis Event Fund (US), L.P.	12/2017	607,681	638,083	0.5	Semi-Annually		60 days
Stark Investments, L.P., Class A (4)	1/2010	143,845	145,474	0.1	Quarterly		90 days
Taconic Opportunity Fund, L.P.	3/2020	10,000,000	9,724,790	7.0	Quarterly		60 days
Total United States:		65,067,799	71,772,372	51.6
Cayman Islands:
Multi-Strategy: (3)
Autonomy Global Macro Fund, Limited	12/2017	5,511,352	5,594,443	4.0	Quarterly	(5)	60 days
Davidson Kempner International (BVI), Ltd.	4/2020	6,000,000	6,574,368	4.7	Quarterly	(9)	60 days
Elliott International, Ltd.	1/2015	14,180,728	20,760,736	15.0	Semi-Annually	(7)	60 days
Highfields Capital, Ltd.(4)	12/2014	1,123,666	768,197	0.6	Annually	(10)	60 days
Myriad Opportunities US Fund, Limited(4)	11/2017	137,879	131,466	0.1	Quarterly	(5)	60 days
Nut Tree Offshore Fund, Ltd.	1/2019	4,305,639	4,840,098	3.5	Quarterly	(5)	75 days
Parallax Offshore Investors Fund, Ltd.	4/2019	6,082,918	6,186,904	4.5	Quarterly		45 days
Systematica Alternative Markets Fund, Limited	5/2016	3,989,432	4,933,748	3.6	Monthly		30 days
Total Cayman Islands:		41,331,614	49,789,960	36.0

Total Investments in Portfolio Funds		$106,399,413	$121,562,332	87.6%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 0.01%(11)	$3,829,792	$3,829,792	2.8%
Total Short-term investments:	3,829,792	3,829,792	2.8
Total Investments in Portfolio Funds and Short-Term investments	$110,229,205	125,392,124	90.4

Other assets less liabilities		13,306,743	9.6

Members’ capital		$138,698,867	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)

Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter after the first year.

(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(8)

Withdrawals from this Portfolio Fund are permitted after a three-month lockup period from the date of the initial investment with 12 1/2%, 14 1/7%, 16 2/3%, 20%, 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive three-month period.

(9)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, subject to a 1.5% redemption charge.

(10)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.

(11)	The rate shown is the annualized 7-day yield as of September 30, 2020.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2020
(unaudited)

Investment income
Dividend income	$2,260

Expenses
Management fees	652,694
Professional fees	90,125
Accounting and administration fees	89,808
Line of credit fees	35,712
Compliance fees	28,635
Custodian fees	17,705
Line of credit interest expense	15,168
Insurance expense	13,925
Directors fees	12,000
Other expenses	41,682
Total expenses	997,454
Net investment loss	(995,194)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	6,391,646
Net change in unrealized appreciation/(depreciation) on investments	8,587,314
Net realized and unrealized gain on investments	14,978,960
Net increase in members’ capital resulting from operations	$13,983,766

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Operations
Net investment loss	$(995,194)	$(2,321,326)
Net realized gain (loss) on investments	6,391,646	(3,750,899)
Net change in unrealized appreciation/(depreciation) on investments	8,587,314	(15,823,470)
Net change in members’ capital resulting from operations	13,983,766	(21,895,695)

Capital transactions
Capital contributions	—	7,767,502
Capital withdrawals	(35,826,570)	(67,194,069)
Net change in members’ capital resulting from capital transactions	(35,826,570)	(59,426,567)

Net change in members’ capital	(21,842,804)	(81,322,262)

Members’ capital at beginning of period	160,541,671	241,863,933
Members’ capital at end of period	$138,698,867	$160,541,671

Units transactions
Units sold	—	5,842
Units redeemed	(29,091)	(50,227)
Net change in units	(29,091)	(44,385)

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2020
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$13,983,766
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(2,000,011)
Proceeds from sales of investments in Portfolio Funds	47,498,845
Net realized loss on investments	(6,391,646)
Net change in unrealized appreciation/depreciation on investments	(8,587,314)
Purchases of short-term investments, net	(727,292)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	14,401
Management fee payable	(47,288)
Professional fees payable	(33,198)
Accounting and administration fees payable	40,666
Other liabilities	54,536
Net cash provided by operating activities	43,805,465

Financing activities
Proceeds from line of credit	2,000,000
Payments for line of credit	(10,000,000)
Line of credit fees payable	(17,094)
Payments for capital withdrawals, net of withdrawals payable	(36,451,046)
Net cash used in financing activities	(44,468,140)

Net change in cash	(662,675)
Cash at beginning of period	1,009,533
Cash at end of period	$346,858

Supplemental disclosure of interest paid	$15,168

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2020	Year Ended March 31,
	(unaudited)	2020	2019	2018	2017	2016
Per unit operating performances: (1)
Net asset value per unit, beginning of period	$1,155.67	$1,319.49	$1,309.01	$1,295.26	$1,234.22	$1,287.07
Income (loss) from investment operations:
Net investment loss	(67.92)	(66.46)	(57.57)	(23.22)	(17.32)	(12.98)
Net realized and unrealized gain (loss) on investments	175.15	(97.36)	68.05	36.97	78.36	(39.87)
Total change in per unit value from investment operations	107.23	(163.82)	10.48	13.75	61.04	(52.85)

Net asset value per unit, end of period	$1,262.90	$1,155.67	$1,319.49	$1,309.01	$1,295.26	$1,234.22

Ratios to average members’ capital: (2)
Total expenses	1.33	%(3)(5)	1.21%	1.16	%(3)	1.11	%(3)	1.07%	1.06%
Net investment loss	(1.33	)%(4)(5)	(1.11)%	(1.03	)%(4)	(1.03	)%(4)	(1.05)%	(1.04)%

Total return	9.28	%(6)	(12.42)%	0.80%		1.06%		4.95%	(4.11)%
Portfolio turnover	5.49	%(6)	17.54%	19.46%		25.84%		6.43%	12.33%
Members’ capital end of period (000’s)	$138,699		$160,542	$241,864		$342,219		$380,556	$385,476

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Company invests.

(3)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, total expenses would be 1.33% for the six months ended September 30, 2020, and 1.16% and 1.09% for the years ended March 31, 2019 and 2018, respectively.

(4)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net investment loss would be (1.33)% for the six months ended September 30, 2020, and (1.02)% and (1.01)% for the years ended March 31, 2019 and 2018, respectively.

(5)	Annualized

(6)	Not annualized

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Six Months Ended September 30, 2020
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

In November 2016, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update (“ASU”) No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents are to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in ASU 2016-18 do not provide a definition on restricted cash or restricted cash equivalents. ASU 2016-18 are effective and have been adopted within these financial statements. The adoption did not have a material impact on the Company’s Financial Statements.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Use of Estimates

The financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds was $8,000,011 and $56,575,296, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2020, 10 of the 26 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2020 was $2,693,586 and represented 1.94% of total Members’ capital.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Money Market Fund	$3,829,792	$—	$—	$3,829,792
Total	$3,829,792	$—	$—	$3,829,792

In accordance with ASC Topic 820, “Fair Value Measurement”, investments in Portfolio Funds with a fair value of $121,562,332 are excluded from the fair value hierarchy as of September 30, 2020.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis (average cost). Return of capital or security distributions received are accounted for as a reduction to cost.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2016 through December 31, 2019, and has concluded that as of September 30, 2020, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. The Company did not incur any interest or penalties during the six months ended September 30, 2020.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Fund’s operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $652,694 for the six months ended September 30, 2020, of which $197,074 was payable as of September 30, 2020.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined in the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $12,000 for the six months ended September 30, 2020, of which $6,000 was payable as of September 30, 2020.

As of September 30, 2020, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act, owned 98.90% of the Company’s outstanding Units, with a value of $137,178,990.

As of September 30, 2020, Members who are affiliated with the Investment Manager owned $110,491 (0.08% of Members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month, but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

Data regarding the repurchase offers conducted by the Company for the six months ended September 30, 2020 are as follows:

Repurchase Offer
Commencement Date	February 27, 2020
Repurchase Request	June 30, 2020
Repurchase Pricing Date	June 30, 2020

Net Asset Value Per Unit as of
Repurchase Pricing Date	$1,231.50
Value of Units Repurchased	$35,635,922
Units Repurchased	28,937
Percentage of Outstanding Units Repurchased	20.84%

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2020 for which Units are issued October 1, 2020. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2020 but were paid subsequent to fiscal-period end.

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end. The note will be held by the Administrator on the Member’s behalf. Upon written request by a Member to the Administrator, the Administrator will mail the note to the Member at the address of the Member as maintained in the books and records of the Fund.

The Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20,000,000 line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. As of October 1, 2018, the LOC agreement was amended to reduce the maximum amount borrowed to $15,000,000. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate (0.15% as of September 30, 2020) plus a spread of 200 basis points (2.00%). The average interest rate and average daily loan balance for the 79 days the Company had outstanding borrowings under the LOC were 2.35% and $2,530,928 respectively, for the six months ended September 30, 2020. The maximum amount borrowed during the six months ended September 30, 2020 was $8,000,000. As of September 30, 2020, the unused amount of the LOC was $15,000,000.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

7. Credit Facility (continued)

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2020, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2021. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Recent Market Events

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Company, including political, social and economic risks. Any such impact could adversely affect the Company’s performance, the performance of the securities in which the Company invests and may lead to losses on your investment in the Company. The ultimate impact of COVID-19 on the financial performance of the Fund’s and Company’s investments is not reasonably estimable at this time.

9. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that there was the following subsequent events that required disclosure in or adjustment to the Company’s financial statements:

On November 24, 2020, the Board determined to close and liquidate the Company, as soon as practicable. This decision was made after careful consideration of the Company’s current and future prospects. In connection with the pending liquidation, effective as of November 24, 2020, the Company has discontinued accepting orders for the purchase of Units of the Company and will not be making tender offers for the repurchase of Units. For additional information about the liquidation, please see the supplement dated November 24, 2020 to the Fund’s Private Placement Memorandum.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The Company’s Form N-PORT Part F is available on the SEC’s website at sec.gov.

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC

At a meeting (the “Meeting”) of the Board of the Company held on August 17, 2020, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the continuation of the investment management agreement between the Investment Manager and the Company (the “Investment Management Agreement”).

In advance of the Meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Company. During the Meeting, the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, Meeting was held by videoconference.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager and its affiliates in performing advisory services for the Company, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Company; (6) other compensation or possible benefits to the Investment Manager and its affiliates from their advisory and other relationships with the Company; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Investment Manager may have with respect to the Company. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager to the Company were appropriate and consistent with the terms of the Company’s Limited Liability Company Operating Agreement, that the quality of those services is anticipated to be consistent with industry norms and that the Company is likely to benefit from the Investment Manager’s management of the Company’s investment program.

FEG Absolute Access Fund LLC

Other Information (continued)

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC (Continued)

The Board noted the Company’s performance against the HFRI Fund of Funds Composite Index for various time periods. They took into account materials provided by the Investment Manager indicating that the Company returned 3.4% during 2019, trailing the HFRI Fund of Funds Composite Index’s return of 8.3% for the same period. They also took into account the Investment Manager’s assessment that, while the Company’s more defensive posture and underweight to long/short equity were tailwinds to relative performance during 2018, similar positioning was a drag to performance during 2019. The Board also considered that the HFRI Equity Hedge (Total) Index was up nearly 14% during 2019 and was the top-performing broad strategy HFR index during that time. The Board also considered detractors to performance at the manager level, including a volatility arbitrage manager and a discretionary macro manager. The Board considered that the performance of the Company trailed that of the HFRI Fund of Funds Composite Index for all time periods ended June 30, 2020, but believed that the Investment Manager’s performance was appropriate given the impact of fees and expenses, as well as the current market environment and outlook for hedged equity, event-driven, macro and relative value strategies

The Board also concluded that the Investment Manager had sufficient personnel, with the appropriate education and experience, to serve the Company effectively and had demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Company. The Board reviewed the financial statements of the Investment Manager. In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager and its affiliates. The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Company in light of the Company’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds. The Board reviewed a report on comparable funds and concluded that the overall expense ratio of the Company was reasonable, taking into account the projected size of the Company and the quality of services provided by the Investment Manager.

The Board also considered whether economies of scale could be expected to be realized by FEG from the Company. Given the size of the Company, the Board determined that economies of scale were not a particularly relevant consideration in their deliberations.

The Board considered all factors and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Conclusion

After consideration, the Board concluded that the compensation and other terms of the Investment Management Agreement were in the best interests of the Company’s Members.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 07, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 07, 2020

By (Signature and Title)*	/s/ Lisa Hague
Lisa Hague, Treasurer
(principal financial officer)

Date	DECEMBER 07, 2020

*	Print the name and title of each signing officer under his or her signature.